Consolidated Statements of Comprehensive Income - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue	$ 5,050,713	$ 5,040,074
Cost of sales	3,021,210	3,394,873
Gross profit (Note 18)	2,029,503	1,645,201
Other income
Interest and other income	84	3,020
Total other income	84	3,020
Expenses
Salaries, consulting and management fees (Note 16)	2,934,311	2,660,889
Player compensation	499,402	439,685
Professional fees	855,368	393,243
General office expenses	378,356	330,216
Selling and marketing expenses	176,386	282,438
Travel expenses	119,498	255,685
Shareholder communications and filing fees	80,612	21,321
Interest expense and financing fees	82,602	90,105
Bad debt expense	8,680	0
Foreign exchange loss	932	3,896
Share-based compensation (Note 13, 16)	565,380	500,143
Amortization (Notes 6 and 10)	591,360	682,558
Total expenses	6,292,887	5,660,179
Loss for the period before income taxes	(4,263,300)	(4,011,958)
Income tax (recovery)	(5,027)	(18,329)
Loss for the period	(4,258,273)	(3,993,629)
Items that will subsequently be reclassified to operations:
Foreign currency translation	(6,649)	103,775
Total comprehensive loss for the period	(4,264,922)	(3,889,854)
(Loss) for the period attributable to:
Owners of the parent	(4,258,273)	(4,007,347)
Non-controlling interest (Note 15)	0	13,718
Profit Loss For The Period	$ (4,258,273)	$ (3,993,629)
Basic and diluted net loss per share	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted	310,027,875	244,381,900